Fair Value Measurement	12 Months Ended
Dec. 31, 2020
Fair Value Measurement
Fair Value Measurement

6.          Fair Value Measurement

As of December 31, 2020, the Company have only Share-based compensation liabilities measured at fair value, in the amount of R$ 46,260, (2019 – R$ 34,950) which are classified in Level 3 of fair value measurement hierarchy given significant unobservable inputs used.

There were no transfers between Levels during the year ended on December 31, 2020.

The following table presents the changes in level 3 items for the year ended on December 31, 2020, and 2019 for recurring fair value measurements:

	Share-based
	compensation
	2020	2019	2018
Opening balance at January 1	34,950	7,045	191
Issue of shares to employees	—	1,844	—
Settlement in cash	—	(2,238)	—
Reclassification from (to) equity	(513)	7,299	2,225
Expenses recognized – general and administrative	11,823	21,000	4,629
Balance at December 31	46,260	34,950	7,045

The Company assessed that the fair values of financial instruments at amortized cost such as cash and cash equivalents, short-term investments, current trade receivables, trade payables and prepayments from customers approximate their carrying amounts largely due to the short-term maturities of these instruments. Non-current trade receivables, lease liabilities, accounts payable from acquisition of subsidiaries and loans and financing have their carrying amount adjusted by their respective effective interest rate in order to be presented as close as possible to its fair value.

The following table summarizes the quantitative information about the significant inputs used in level 3 fair value measurements:

	Weighted average
	inputs			Relationship with of unobservable
Unobservable inputs	2020	2019	2018	inputs to fair value
Net operating revenue growth rate (i)	22.5%	20.3%	14.1%

2020: Increased growth rate (+200 basis points (bps)) and lower discount rate (-100 bps) would increase FV by R$ 586; lower growth rate (-200 bps) and higher discount rate (+100 bps) would decrease FV by R$ 519.

Pre-tax discount rate (ii)	11.4%	13.5%	16.9%

2019: Increased growth rate (+200 basis points (bps)) and lower discount rate (-100 bps) would increase FV by R$ 291; lower growth rate (-200 bps) and higher discount rate (+100 bps) would decrease FV by R$ 874

(i)	The growth rate of net operating revenue is based on the historical growth of the student base and management’s expectations of market development.
(ii)	Pre-tax discount rate reflects specific risks relating to the segment and country in which the Company operates.